CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Ordinary shares	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Noncontrolling interest
Balance at Dec. 31, 2009	$ 679,312,054	$ 34,869	$ 459,519,178	$ 208,317,651	$ 11,440,356
Balance (in shares) at Dec. 31, 2009		3,486,901,296
Increase (Decrease) in Stockholders' Equity
Share-based compensation	5,955,047		5,955,047
Issuance of restricted shares to employees	275	275
Issuance of restricted shares to employees (in shares)		27,528,391
Issuance of ordinary shares pursuant to share option plan	1,088,976	45	1,088,931
Issuance of ordinary shares pursuant to share option plan (in shares)		4,503,300
Repurchase of restricted shares	(91)	(91)
Repurchase of restricted shares (in shares)		(9,097,633)
Issuance of ordinary shares, net of issue costs	176,271,078	4,543	176,266,535
Issuance of ordinary shares, net of issue costs (in shares)		454,250,000
Net income (loss)	311,452,980			311,452,980
Foreign currency translation adjustments, net of nil tax	(433,227)				(433,227)
Balance at Dec. 31, 2010	1,173,647,092	39,641	642,829,691	519,770,631	11,007,129
Balance (in shares) at Dec. 31, 2010		3,964,085,354
Increase (Decrease) in Stockholders' Equity
Share-based compensation	7,958,434		7,958,434
Vesting of restricted shares to employees	173	173
Vesting of restricted shares to employees (in shares)		17,320,908
Issuance of ordinary shares pursuant to share option plan	156,048	9	156,039
Issuance of ordinary shares pursuant to share option plan (in shares)		865,100
Net income (loss)	(37,820,242)			(37,820,093)		(149)
Acquisition of subsidiaries	200,001					200,001
Foreign currency translation adjustments, net of nil tax	1,183,743				1,183,743
Balance at Dec. 31, 2011	1,145,325,249	39,823	650,944,164	481,950,538	12,190,872	199,852
Balance (in shares) at Dec. 31, 2011	3,982,271,362	3,982,271,362
Increase (Decrease) in Stockholders' Equity
Share-based compensation	5,999,427		5,999,427
Vesting of restricted shares to employees	110	110
Vesting of restricted shares to employees (in shares)		11,035,457
Net income (loss)	(266,555,527)			(266,555,392)		(135)
Foreign currency translation adjustments, net of nil tax	(2,984,550)				(2,984,550)
Balance at Dec. 31, 2012	$ 881,784,709	$ 39,933	$ 656,943,591	$ 215,395,146	$ 9,206,322	$ 199,717
Balance (in shares) at Dec. 31, 2012	3,993,306,819	3,993,306,819